Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net as of December 31, 2016 and 2015 consisted of the following:

	December 31,
(in thousands)	2016	2015
Lab equipment	$17,537	$16,325
IT equipment	8,509	7,733
Leasehold improvements	20,633	20,507
Furniture and fixtures	626	635
Construction in process	378	2,243
Total property and equipment, gross	47,683	47,443
Less: Accumulated depreciation	(33,471)	(27,342)
Total property and equipment, net	$14,212	$20,101